Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Other Intangible Assets [Abstract]
Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	December 31, 2018			December 31, 2017
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$299,100	$(236,375)	$62,725	$304,601	$(220,420)	$84,181
Patents	10,127	(5,752)	4,375	19,708	(14,279)	5,429
Trademarks and trade names	26,212	(19,067)	7,145	27,248	(18,245)	9,003
Customer relationships	102,984	(70,353)	32,631	106,203	(63,435)	42,768
Capitalized software development costs	19,540	(19,142)	398	19,541	(18,800)	741
	$457,963	$(350,689)	$107,274	$477,301	$(335,179)	$142,122

Schedule of Estimated Future Amortization Expense Relating to Definite Life Intangible Assets

As of December 31, 2018, estimated future amortization expense relating to definite life intangible assets for each of the next five years and thereafter were as follows:

Estimated amortization
expense
Year ending December 31,	(U.S. $ in thousands)
2019	$29,274
2020	28,934
2021	28,775
2022	7,791
2023	8,106
Thereafter	4,394
Total	$107,274